Foreign currency exchange rate	12 Months Ended
Dec. 31, 2020
Effects Of Changes In Foreign Exchange Rates [Abstract]
Foreign currency exchange rate	Foreign currency exchange rate
The following exchange rates have been used for the translation of the financial statements of ADCT UK, the functional currency of which is the British pound:

USD / GBP	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Closing rate, GBP 1	1.36501	1.3186	1.2690
Weighted average exchange rate, GBP 1	1.28423	1.2747	1.3501